Investment Portfolioas of April 30, 2023 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 35.5%
Communication Services 2.4%
Amazon.com, Inc., 2.5%, 6/3/2050	368,000	248,485
AT&T, Inc.:
2.25%, 2/1/2032	163,000	133,174
3.65%, 6/1/2051	216,000	161,044
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	3,000,000	2,830,709
Charter Communications Operating LLC:
3.5%, 3/1/2042	188,000	126,953
3.7%, 4/1/2051	73,000	46,297
Cox Communications, Inc., 144A, 2.95%, 10/1/2050	93,000	58,913
Discovery Communications LLC, 4.0%, 9/15/2055	134,000	88,068
Meituan, 144A, 2.125%, 10/28/2025	321,000	294,145
Meta Platforms, Inc., 4.45%, 8/15/2052	181,000	159,516
Netflix, Inc., 5.875%, 11/15/2028	1,350,000	1,418,301
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	299,000	269,231
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	57,000	50,602
3.0%, 2/15/2041	160,000	118,944
3.3%, 2/15/2051	85,000	60,660
5.65%, 1/15/2053	708,000	730,285
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	83,034
2.85%, 9/3/2041	150,000	108,696
3.7%, 3/22/2061	132,000	98,050
		7,085,107
Consumer Discretionary 2.1%
Ford Motor Co., 3.25%, 2/12/2032	725,000	562,250
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	960,000	851,523
3.375%, 11/13/2025	1,094,000	1,015,953
General Motors Co., 5.6%, 10/15/2032	1,200,000	1,175,647
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	204,000	161,060
3.1%, 1/12/2032	204,000	166,637
4.35%, 4/9/2025	192,000	187,966
5.4%, 4/6/2026	490,000	490,261
6.05%, 10/10/2025	312,000	315,361
Lowe's Companies, Inc.:
2.8%, 9/15/2041	198,000	140,294
3.0%, 10/15/2050	182,000	121,627
Mercedes-Benz Finance North America LLC, 144A, 4.95%, 3/30/2025	450,000	450,478
Warnermedia Holdings, Inc.:
144A, 5.05%, 3/15/2042	246,000	203,467
144A, 5.141%, 3/15/2052	240,000	191,774
		6,034,298

Consumer Staples 2.0%
Altria Group, Inc., 2.45%, 2/4/2032	103,000	81,927
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	353,000	349,806
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	223,000	211,861
General Mills, Inc., 4.95%, 3/29/2033	410,000	417,588
Kenvue, Inc.:
144A, 4.9%, 3/22/2033	720,000	745,576
144A, 5.0%, 3/22/2030	450,000	466,654
144A, 5.05%, 3/22/2053	108,000	112,117
144A, 5.2%, 3/22/2063	114,000	118,545
Kraft Heinz Foods Co., 4.375%, 6/1/2046	420,000	367,544
Mars, Inc.:
144A, 4.55%, 4/20/2028	520,000	524,843
144A, 4.75%, 4/20/2033	830,000	839,253
Philip Morris International, Inc.:
5.125%, 2/15/2030	642,000	648,685
5.625%, 11/17/2029	252,000	263,212
5.75%, 11/17/2032	186,000	195,348
Walmart, Inc., 4.5%, 4/15/2053	420,000	416,173
		5,759,132
Energy 4.4%
BP Capital Markets PLC, 4.375%, Perpetual (b)	921,000	883,526
Cenovus Energy, Inc., 2.65%, 1/15/2032	125,000	104,091
Cheniere Energy Partners LP:
4.0%, 3/1/2031	900,000	804,983
4.5%, 10/1/2029	600,000	564,502
DCP Midstream Operating LP, 144A, 5.85%, 5/21/2043	3,000,000	2,998,203
Enbridge, Inc., 5.7%, 3/8/2033	288,000	299,085
Energy Transfer LP, 5.0%, 5/15/2050	848,000	719,809
Enterprise Products Operating LLC, 3.3%, 2/15/2053	125,000	89,996
Exxon Mobil Corp., 2.44%, 8/16/2029	523,000	478,947
Occidental Petroleum Corp., 8.875%, 7/15/2030	3,000,000	3,525,000
ONEOK, Inc., 6.1%, 11/15/2032	174,000	181,913
Targa Resources Corp., 6.5%, 2/15/2053	360,000	367,737
Targa Resources Partners LP, 6.5%, 7/15/2027	1,350,000	1,375,577
Williams Companies, Inc., 4.65%, 8/15/2032	576,000	559,006
		12,952,375
Financials 10.3%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	232,000	208,142
Air Lease Corp., Series C, 4.125%, Perpetual (b)	2,000,000	1,332,348
Aircastle Ltd., 4.4%, 9/25/2023	326,000	323,141
American Express Co.:
4.42%, 8/3/2033	498,000	478,718
5.043%, 5/1/2034 (c)	1,020,000	1,022,263
Ares Capital Corp., 2.875%, 6/15/2027	342,000	298,648
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	960,000	918,447
Bank of America Corp.:
1.922%, 10/24/2031	286,000	228,101
2.972%, 7/21/2052	154,000	105,083
3.824%, 1/20/2028	210,000	200,473
5.015%, 7/22/2033	597,000	588,629
5.202%, 4/25/2029	1,060,000	1,067,047
3-month USD-LIBOR + 0.77%, 5.576% (d), 2/5/2026	347,000	346,726

Bank of New York Mellon Corp.:
3.7%, Perpetual (b)	381,000	336,465
3.75%, Perpetual (b)	729,000	609,182
4.596%, 7/26/2030	294,000	291,145
Barclays PLC, 2.852%, 5/7/2026	405,000	381,647
Blackstone Holdings Finance Co. LLC, 144A, 2.0%, 1/30/2032	372,000	285,194
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	198,000	163,125
3.625%, 1/15/2026	375,000	344,683
Capital One Financial Corp., 2.359%, 7/29/2032	462,000	333,522
Citigroup, Inc.:
3.057%, 1/25/2033	283,000	241,277
3.2%, 10/21/2026	270,000	256,385
Enstar Finance LLC, 5.5%, 1/15/2042	1,200,000	863,876
Five Corners Funding Trust III, 144A, 5.791%, 2/15/2033	306,000	312,881
HSBC Holdings PLC:
6.332%, 3/9/2044	450,000	473,975
7.39%, 11/3/2028	427,000	459,645
JPMorgan Chase & Co.:
2.739%, 10/15/2030	270,000	236,846
3.328%, 4/22/2052	137,000	102,290
3.782%, 2/1/2028	401,000	384,912
SOFR + 1.18%, 5.934% (d), 2/24/2028	872,000	872,883
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	950,000	920,432
Lloyds Banking Group PLC, 4.716%, 8/11/2026	576,000	568,268
Macquarie Group Ltd., 144A, 6.207%, 11/22/2024	780,000	789,506
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	249,927
Mitsubishi UFJ Financial Group, Inc., 5.441%, 2/22/2034	612,000	621,489
Mizuho Financial Group, Inc., 1.234%, 5/22/2027	345,000	304,798
Morgan Stanley:
2.484%, 9/16/2036	322,000	247,493
2.943%, 1/21/2033	260,000	220,589
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	250,000	206,823
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	1,535,000	1,407,695
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual (b)	780,000	596,758
5.068%, 1/24/2034	306,000	301,237
Series W, 6.25%, Perpetual (b)	1,809,000	1,657,948
Royal Bank of Canada:
4.95%, 4/25/2025	940,000	940,597
5.0%, 2/1/2033	675,000	679,588
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	270,000	248,768
Societe Generale SA, 144A, 9.375%, Perpetual (b)	840,000	797,496
State Street Corp., 4.164%, 8/4/2033	576,000	545,507
Synchrony Bank, 5.4%, 8/22/2025	260,000	247,945
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026	273,000	250,547
1.431%, 3/9/2027	227,000	203,795
1.992%, 1/27/2032	348,000	278,631
2.908%, 7/21/2042	161,000	115,627
Series T, 3.8%, Perpetual (b)	700,000	580,125
Toronto-Dominion Bank, 5.156%, 1/10/2028	1,768,000	1,788,262
Truist Financial Corp., 5.122%, 1/26/2034	348,000	337,423
U.S. Bancorp, 4.839%, 2/1/2034	522,000	499,900
UBS Group AG, 144A, 4.375%, Perpetual (b)	301,000	207,616

Wells Fargo & Co.:
2.393%, 6/2/2028	344,000	310,142
3.068%, 4/30/2041	132,000	99,017
		30,291,648
Health Care 2.1%
AbbVie, Inc., 4.25%, 11/21/2049	188,000	164,795
Amgen, Inc.:
2.8%, 8/15/2041	79,000	57,568
3.0%, 1/15/2052	171,000	116,906
5.25%, 3/2/2033	360,000	370,403
5.65%, 3/2/2053	318,000	329,432
Bristol-Myers Squibb Co., 3.7%, 3/15/2052	288,000	238,920
Centene Corp.:
2.45%, 7/15/2028	324,000	281,565
2.625%, 8/1/2031	660,000	540,448
CVS Health Corp.:
1.75%, 8/21/2030	270,000	220,506
2.7%, 8/21/2040	63,000	45,126
4.25%, 4/1/2050	48,000	40,041
5.05%, 3/25/2048	132,000	123,225
5.25%, 2/21/2033	600,000	612,844
Elevance Health, Inc., 6.1%, 10/15/2052	108,000	120,463
Eli Lilly & Co., 4.875%, 2/27/2053	342,000	357,384
Gilead Sciences, Inc., 2.8%, 10/1/2050	102,000	69,912
HCA, Inc.:
4.125%, 6/15/2029	308,000	292,013
5.25%, 6/15/2049	108,000	97,805
Humana, Inc., 5.875%, 3/1/2033	144,000	155,104
Johnson & Johnson, 2.25%, 9/1/2050	120,000	81,164
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,625,000	1,521,871
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	90,000	69,005
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	114,000	81,414
3.25%, 5/15/2051	132,000	100,245
		6,088,159
Industrials 2.3%
Boeing Co.:
2.196%, 2/4/2026	703,000	653,500
2.75%, 2/1/2026	861,000	816,075
5.805%, 5/1/2050	480,000	477,430
Canadian National Railway Co., 4.4%, 8/5/2052	342,000	323,442
Delta Air Lines, Inc., 4.375%, 4/19/2028	850,000	801,125
Lockheed Martin Corp., 3.9%, 6/15/2032	534,000	518,605
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	341,700	341,153
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,035,000	1,030,072
Raytheon Technologies Corp., 5.375%, 2/27/2053	390,000	410,055
Republic Services, Inc., 5.0%, 4/1/2034	306,000	313,038
Union Pacific Corp.:
2.95%, 3/10/2052	172,000	122,435
4.95%, 5/15/2053	360,000	363,305
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	492,000	499,325
		6,669,560
Information Technology 2.6%
Advanced Micro Devices, Inc., 4.393%, 6/1/2052	132,000	122,873

Apple, Inc.:
2.375%, 2/8/2041	672,000	504,116
2.7%, 8/5/2051	502,000	355,162
Broadcom, Inc., 144A, 3.137%, 11/15/2035	378,000	292,633
Dell International LLC, 4.9%, 10/1/2026	599,000	599,298
HP, Inc., 5.5%, 1/15/2033	900,000	893,081
Micron Technology, Inc., 6.75%, 11/1/2029	900,000	948,440
Microsoft Corp.:
2.525%, 6/1/2050	120,000	85,140
2.921%, 3/17/2052	465,000	356,338
MSCI, Inc.:
144A, 3.25%, 8/15/2033	252,000	204,750
144A, 3.625%, 9/1/2030	300,000	258,801
NVIDIA Corp., 2.0%, 6/15/2031	680,000	576,155
NXP BV:
2.5%, 5/11/2031	270,000	223,096
2.65%, 2/15/2032	121,000	99,479
3.125%, 2/15/2042	126,000	89,598
Oracle Corp.:
3.6%, 4/1/2050	25,000	17,775
3.65%, 3/25/2041	236,000	183,023
6.9%, 11/9/2052	468,000	524,313
QUALCOMM, Inc., 6.0%, 5/20/2053	342,000	388,888
Salesforce, Inc., 2.9%, 7/15/2051	660,000	468,598
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	479,000	423,647
		7,615,204
Materials 2.2%
Braskem Netherlands Finance BV, 144A, 7.25%, 2/13/2033	1,440,000	1,378,930
Celanese U.S. Holdings LLC:
5.9%, 7/5/2024	900,000	900,992
6.165%, 7/15/2027	900,000	911,025
Corp. Nacional del Cobre de Chile, 144A, 5.125%, 2/2/2033	600,000	607,381
Dow Chemical Co., 6.9%, 5/15/2053	120,000	138,369
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,370,000	2,352,225
Nutrien Ltd., 5.8%, 3/27/2053	150,000	155,822
		6,444,744
Real Estate 0.3%
Boston Properties LP:
(REIT), 2.55%, 4/1/2032	186,000	139,799
(REIT), 6.75%, 12/1/2027	378,000	384,840
Welltower OP LLC:
(REIT), 2.75%, 1/15/2031	78,000	65,430
(REIT), 2.8%, 6/1/2031	186,000	156,127
(REIT), 3.1%, 1/15/2030	222,000	195,235
		941,431
Utilities 4.8%
American Electric Power Co., Inc., 5.625%, 3/1/2033	282,000	295,416
Commonwealth Edison Co., 4.9%, 2/1/2033	883,000	908,565
Dominion Energy, Inc., Series C, 3.375%, 4/1/2030	288,000	262,710
Duke Energy Corp.:
3.25%, 1/15/2082	594,000	448,470
4.2%, 6/15/2049	72,000	59,553
Duke Energy Florida LLC, 5.95%, 11/15/2052	198,000	225,420
Duke Energy Indiana LLC, 2.75%, 4/1/2050	288,000	191,962

Entergy Arkansas LLC, 5.15%, 1/15/2033		168,000	174,008
New England Power Co., 144A, 5.936%, 11/25/2052		192,000	210,443
NextEra Energy Capital Holdings, Inc.:
3.5%, 4/1/2029		198,000	185,983
5.0%, 7/15/2032		300,000	302,756
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		750,000	702,188
144A, 4.25%, 7/15/2024		1,300,000	1,280,474
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,038,000	901,370
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		48,000	38,896
3.25%, 6/1/2031		174,000	147,171
5.45%, 6/15/2027		414,000	411,168
Pacificorp., 5.35%, 12/1/2053		480,000	499,733
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	2,679,274
Southern Co., Series 21-A, 3.75%, 9/15/2051		458,000	389,747
Southern Power Co., Series F, 4.95%, 12/15/2046		201,000	180,680
Vistra Operations Co. LLC, 144A, 5.125%, 5/13/2025		3,600,000	3,520,151
			14,016,138
Total Corporate Bonds (Cost $109,999,640)			103,897,796

Mortgage-Backed Securities Pass-Throughs 21.3%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		2,656,364	2,542,125
4.5%, 12/1/2040		293,086	293,487
5.5%, with various maturities from 6/1/2039 until 5/1/2041		444,326	464,377
Federal National Mortgage Association:
3.0%, with various maturities from 1/1/2052 until 5/1/2052		11,557,921	10,451,493
3.5%, with various maturities from 11/1/2042 until 12/1/2046		2,924,465	2,779,699
4.5%, with various maturities from 11/1/2043 until 5/12/2052 (c)		10,173,996	9,947,055
5.0%, 5/1/2053 (c)		4,500,000	4,472,973
5.5%, with various maturities from 2/1/2031 until 2/1/2042		838,631	869,802
Government National Mortgage Association:
2.5%, with various maturities from 4/20/2053 until 5/18/2053 (c)		16,300,000	14,329,099
4.5%, with various maturities from 7/15/2040 until 5/18/2053 (c)		7,134,993	7,000,431
5.0%, 5/18/2053 (c)		9,100,000	9,058,586
Total Mortgage-Backed Securities Pass-Throughs (Cost $63,222,394)			62,209,127

Asset-Backed 9.3%
Automobile Receivables 0.7%
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		1,640,000	1,646,702
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		357,912	346,077
			1,992,779
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030		6,839	6,757
Miscellaneous 8.6%
AMSR Trust:
“B”, Series 2021-SFR2, 144A, 1.777%, 8/17/2038		5,806,667	5,133,220
“C”, Series 2021-SFR2, 144A, 1.877%, 8/17/2038		3,350,000	2,941,072
Apidos CLO XVIII, “C”, Series 2018-18A, 144A, 3-month USD-LIBOR + 2.2%, 7.473% (d), 10/22/2030		1,250,000	1,198,704
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 6.723% (d), 7/23/2030		3,300,000	3,234,673
CF Hippolyta Issuer LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060		1,434,126	1,292,643
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		3,703,125	2,981,608

Dryden 64 CLO Ltd., “C”, Series 2018-64A, 144A, 3-month USD-LIBOR + 1.75%, 7.012% (d), 4/18/2031	2,200,000	2,078,432
Mosaic Solar Loan Trust:
“B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	292,763	289,479
“C”, Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	501,125
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	1,699,990
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,062,684	960,153
Progress Residential Trust, “B”, Series 2020-SFR3, 144A, 1.495%, 10/17/2027	1,300,000	1,183,033
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,197,852	1,774,702
		25,268,834
Total Asset-Backed (Cost $29,873,156)		27,268,370

Commercial Mortgage-Backed Securities 2.5%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	2,000,000	1,710,000
“C”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	1,500,000	1,260,000
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 6.298% (d), 9/15/2034	667,000	651,877
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	1,275,000	1,258,346
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 6.158% (d), 6/15/2035	1,938,171	1,789,509
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	673,207
Total Commercial Mortgage-Backed Securities (Cost $8,113,519)		7,342,939

Collateralized Mortgage Obligations 9.4%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	102,843	58,843
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175%, 10/25/2048	2,461,647	2,014,455
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 4.175% (d), 2/25/2034	43,733	42,188
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 4.236% (d), 12/25/2035	62,814	60,726
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	121,393	114,763
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 7.17% (d), 9/25/2031	15,870	15,870
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 7.32% (d), 8/25/2031	19,381	19,381
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	192,218	55,743
Farm Mortgage Trust, “A”, Series 2021-1, 144A, 2.18%, 1/25/2051	1,544,242	1,258,530
Federal Home Loan Mortgage Corp.:
“P”, Series 4916, 3.0%, 9/25/2049	8,084,977	7,348,883
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	81,583	12,387
Flagstar Mortgage Trust:
“A1”, Series 2021-9INV, 144A, 2.5%, 9/25/2041	2,006,504	1,761,632
“A5”, Series 2021-5INV, 144A, 2.5%, 7/25/2051	3,052,236	2,686,467
“A2”, Series 2021-6INV, 144A, 3.0%, 8/25/2051	3,689,491	3,151,202
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.95%, 6.97% (d), 10/25/2049	86,560	86,722
Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	1,215,092	35,644
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	863,960	149,344
GS Mortgage-Backed Securities Trust, “A2”, Series 2021-GR1, 144A, 2.5%, 11/25/2051	3,744,677	3,076,780
JPMorgan Mortgage Trust:
“A12”, Series 2022-3, 144A, 3.0%, 8/25/2052	2,331,251	2,181,532
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050	917,787	811,309
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050	267,623	241,137
“2A1”, Series 2006-A2, 3.992% (d), 4/25/2036	235,766	200,604

Mello Mortgage Capital Acceptance, “A3”, Series 2021-INV3, 144A, 2.5%, 10/25/2051	2,565,986	2,108,319
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 4.299% (d), 10/25/2033	74,576	69,996
Total Collateralized Mortgage Obligations (Cost $31,534,493)		27,562,457

Government & Agency Obligations 31.4%
Sovereign Bonds 0.4%
Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	241,975
United Mexican States, 3.5%, 2/12/2034	940,000	807,301
		1,049,276
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,809,678
U.S. Treasury Obligations 30.4%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	634,797
2.0%, 11/15/2041	10,044,000	7,610,292
3.625%, 2/15/2053	7,829,800	7,763,736
U.S. Treasury Inflation Indexed Note, 0.125%, 10/15/2026	3,131,605	2,999,063
U.S. Treasury Notes:
1.5%, 2/29/2024	3,843,800	3,737,945
2.75%, 5/31/2029	8,882,600	8,508,906
3.5%, 2/15/2033	19,332,700	19,447,488
3.875%, 12/31/2027	2,628,900	2,666,793
4.0%, 12/15/2025	6,228,500	6,256,966
4.0%, 2/29/2028	5,687,000	5,812,292
4.0%, 2/28/2030	3,245,200	3,345,091
4.125%, 11/15/2032	4,303,100	4,541,788
4.625%, 2/28/2025	15,544,400	15,673,127
		88,998,284
Total Government & Agency Obligations (Cost $93,450,276)		91,857,238

Short-Term U.S. Treasury Obligations 2.3%
U.S. Treasury Bills:
4.747% (e), 10/5/2023 (f)	1,000,000	978,978
4.871% (e), 6/8/2023	5,761,200	5,732,200
Total Short-Term U.S. Treasury Obligations (Cost $6,710,873)		6,711,178

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $70,220)	315	19,377

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 4.81% (h)	4,708,337	4,708,337
DWS ESG Liquidity Fund "Capital Shares", 4.98% (h)	3,508	3,507
Total Cash Equivalents (Cost $4,711,845)		4,711,844

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $347,686,416)	113.3	331,580,326
Other Assets and Liabilities, Net	(13.3)	(38,893,046)
Net Assets	100.0	292,687,280

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2023 are as follows:
Value ($) at 1/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.74% (h) (i)
3,556,428	—	3,556,428 (j)	—	—	3,111	—	—	—
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 4.81% (h)
10,984,028	37,393,060	43,668,751	—	—	81,155	—	4,708,337	4,708,337
DWS ESG Liquidity Fund "Capital Shares", 4.98% (h)
3,480	28	—	—	(1)	40	—	3,508	3,507
14,543,936	37,393,088	47,225,179	—	(1)	84,306	—	4,711,845	4,711,844

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Perpetual, callable security with no stated maturity date.
(c)	When-issued or delayed delivery securities included.
(d)
Variable or floating rate security. These securities are shown at their current rate as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At April 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At April 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/21/2023	5	557,748	576,016	18,268
Ultra Long U.S. Treasury Bond	USD	6/21/2023	152	20,487,156	21,493,750	1,006,594
Total unrealized appreciation						1,024,862
At April 30, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	6/30/2023	26	5,307,391	5,360,266	(52,875)
3 Year U.S. Treasury Note	USD	6/30/2023	35	7,300,676	7,420,820	(120,144)
5 Year U.S. Treasury Note	USD	6/30/2023	261	27,961,019	28,642,711	(681,692)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2023	72	8,408,626	8,744,625	(335,999)
Total unrealized depreciation						(1,190,710)

At April 30, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
JPY	800,000,000	USD	5,892,127	5/2/2023	18,573	State Street Bank and Trust
USD	2,920,042	EUR	2,654,777	5/3/2023	5,809	Barclays Bank PLC
Total unrealized appreciation					24,382

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	6,097,608	JPY	800,000,000	5/2/2023	(224,054)	State Street Bank and Trust
EUR	2,654,776	USD	2,913,718	5/3/2023	(12,133)	State Street Bank and Trust
EUR	2,654,777	USD	2,934,947	8/3/2023	(5,669)	Barclays Bank PLC
Total unrealized depreciation					(241,856)
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$103,897,796	$—	$103,897,796
Mortgage-Backed Securities Pass-Throughs	—	62,209,127	—	62,209,127
Asset-Backed (a)	—	27,268,370	—	27,268,370
Commercial Mortgage-Backed Securities	—	7,342,939	—	7,342,939
Collateralized Mortgage Obligations	—	27,562,457	—	27,562,457
Government & Agency Obligations (a)	—	91,857,238	—	91,857,238
Short-Term U.S. Treasury Obligations	—	6,711,178	—	6,711,178
Warrants	—	—	19,377	19,377
Short-Term Investments (a)	4,711,844	—	—	4,711,844
Derivatives (b)
Futures Contracts	1,024,862	—	—	1,024,862
Forward Foreign Currency Contracts	—	24,382	—	24,382
Total	$5,736,706	$326,873,487	$19,377	$332,629,570

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,190,710)	$—	$—	$(1,190,710)
Forward Foreign Currency Contracts	—	(241,856)	—	(241,856)
Total	$(1,190,710)	$(241,856)	$—	$(1,432,566)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$—	$(165,848)
Foreign Exchange Contracts	$(217,474)	$—
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH1
R-080548-2 (1/25)